Senior Secured Bond - Additional Information (Detail) - NOK (kr) kr in Millions	Nov. 02, 2018	Jun. 30, 2022
Debt Instrument [Line Items]
Interest payment description on bond	Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2.
2018 Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	kr 600	kr 600
Variable interest rate on bond	6.00%
Debt instrument maturity date	Nov. 02, 2023
Debt instrument variable rate description	The 2018 Bonds bear interest at a rate equal to the 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.